Equity-Based Compensation - Schedule of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2018	1,385,255
Granted	1,500,000
Vested	(446,728)
Outstanding at December 31, 2019	2,490,277
Performance Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based RSU adjustment	51,750